Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Financing activities:
Issuance cost paid on issuance of ordinary shares		$ 4,488,986
Issuance cost paid on issuance of ordinary shares of CRIC upon initial public offering	$ 23,548,949